FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06481
                                    ---------

                      Franklin Municipal Securities Trust
                      -----------------------------------
              (Exact name of registrant as specified in charter)

                One Franklin Parkway, San Mateo, CA 94403-1906
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

       CRAIG S. TYLE, One Franklin Parkway, San Mateo, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period:  8/31/05
                           -------



Item 1. Schedule of Investments.


FRANKLIN MUNICIPAL SECURITIES TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
AUGUST 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Franklin California High Yield Municipal Fund .............................    3

Franklin Tennessee Municipal Bond Fund ....................................   12

Notes to Statements of Investments ........................................   16

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

                       This page intentionally left blank.

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 93.9%
   BONDS 84.1%
   CALIFORNIA 83.9%
   ABAG 1915 Act Special Assessment,
         Windemere Ranch AD, Series 1, 7.30%, 9/02/17 .......................................   $      9,870,000   $    10,668,976
         Windemere Ranch AD, Series 1, 7.35%, 9/02/20 .......................................          7,820,000         8,454,671
         Windemere Ranch AD, Series 1, 7.45%, 9/02/30 .......................................          4,820,000         5,218,855
         Windemere Ranch AD 99, Series 1, 6.20%, 9/02/20 ....................................          1,950,000         2,081,391
         Windemere Ranch AD 99, Series 1, 6.30%, 9/02/25 ....................................          2,935,000         3,131,997
   ABAG Finance Authority for Nonprofit Corps. COP, California Mortgage Insured, 6.15%,
      1/01/22 ...............................................................................          1,260,000         1,336,154
   ABAG Finance Authority for Nonprofit Corps. Revenue, Elder Care Alliance, California
      Mortgage Insured, 5.60%, 8/15/34 ......................................................          4,260,000         4,572,514
   Adelanto Water Authority Revenue,
         Parity, Water System Acquisition Project, Series A, Pre-Refunded, 7.50%,
            9/01/28 .........................................................................          3,200,000         3,622,528
         Subordinated, Water System Acquisition Project, Series A, Pre-Refunded, 7.50%,
            9/01/28 .........................................................................          2,000,000         2,295,500
   Alameda CFD No. 2 Special Tax, 6.125%, 9/01/16 ...........................................          1,240,000         1,276,146
   Alameda PFA Local Agency Revenue, Special Tax, CFD 1, Series A,
         6.70%, 8/01/12 .....................................................................          3,400,000         3,554,428
         7.00%, 8/01/19 .....................................................................          4,015,000         4,199,088
   American Canyon Financing Authority Infrastructure Revenue Special Assessment, American
      Canyon Road East, 5.00%, 9/02/25 ......................................................          1,305,000         1,315,975
   American Canyon Financing Authority Infrastructure Revenue, American Canyon Road East,
         5.00%, 9/02/30 .....................................................................          2,020,000         2,028,464
         5.10%, 9/02/35 .....................................................................          1,695,000         1,709,187
   Avenal PFAR, Refunding,
         7.00%, 9/02/10 .....................................................................            930,000           976,230
         7.25%, 9/02/27 .....................................................................          3,665,000         3,916,932
   Beaumont Financing Authority Local Agency Revenue,
         Series B, 5.35%, 9/01/28 ...........................................................          1,000,000         1,006,150
         Series B, 5.40%, 9/01/35 ...........................................................          1,490,000         1,499,134
         Series C, 5.50%, 9/01/29 ...........................................................            855,000           868,381
         Series C, 5.50%, 9/01/35 ...........................................................          1,035,000         1,061,600
   Beverly Hills USD, GO, Election of 2002, Series B, 5.00%, 8/01/27 ........................          3,940,000         4,226,083
   Brentwood Infrastructure Financing Authority Infrastructure Revenue,
         CIFP, Series 1, 5.00%, 9/02/25 .....................................................          3,195,000         3,243,628
         CIFP, Series 1, 5.125%, 9/02/30 ....................................................          4,400,000         4,479,596
         CIFP-1, Series 1, 5.15%, 9/02/35 ...................................................          3,450,000         3,513,791
   Burbank Wastewater Treatment Revenue, Series A, AMBAC Insured, 5.00%, 6/01/34 ............          1,430,000         1,521,449
   Calexico Special Financing Authority Sales Tax Revenue,
         ETM, 7.40%, 1/01/06 ................................................................            340,000           345,032
         Pre-Refunded, 7.40%, 1/01/18 .......................................................          7,680,000         7,793,664
   California City RDA Tax Allocation Revenue, Refunding, Series A-1, 7.75%, 9/01/34 ........          9,670,000        10,586,523
   California Educational Facilities Authority Revenue,
         California College of the Arts, 5.00%, 6/01/30 .....................................          1,800,000         1,848,762
         California College of the Arts, 5.00%, 6/01/35 .....................................          4,405,000         4,500,060
         Keck Graduate Institute, 6.75%, 6/01/30 ............................................          2,500,000         2,768,825
         Occidental College, Series A, MBIA Insured, 5.00%, 10/01/30 ........................          2,000,000         2,138,700
         Occidental College, Series A, MBIA Insured, 5.00%, 10/01/33 ........................          7,345,000         7,841,889
         Pooled College and University, Series B, 6.625%, 6/01/20 ...........................          1,000,000         1,111,300
         Pooled College and University, Series B, Pre-Refunded, 6.30%, 4/01/21 ..............          1,000,000         1,071,850


                                         Quarterly Statements of Investments | 3

FRANKLIN MUNICIPAL SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   California Health Facilities Financing Authority Revenue,
         Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 ...................................   $      2,500,000   $     2,585,900
         Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 ..................................          3,250,000         3,497,455
         Thessalonika Family, Series A, California Mortgage Insured, 6.20%, 12/01/15 ........            935,000           960,956
   California PCFA Solid Waste Disposal Revenue,
         Browning-Ferris Industries Inc., 6.75%, 9/01/19 ....................................          7,000,000         7,072,100
         Keller Canyon Landfill Co. Project, 6.875%, 11/01/27 ...............................          9,100,000         9,143,953
   California PCFA, PCR, Southern California Edison Co., Series B, 6.40%, 12/01/24 ..........          2,000,000         2,000,400
   California State GO,
         AMBAC Insured, 5.00%, 3/01/34 ......................................................         10,000,000        10,616,700
         FGIC Insured, 6.00%, 8/01/19 .......................................................             30,000            30,668
   California State Public Works Board Lease Revenue, Department of Mental Health, Coalinga,
      Series A, 5.125%, 6/01/29 .............................................................          5,000,000         5,278,800
   California State University of Fresno Assn. Inc. Revenue, Senior Auxiliary Organization
      Event Center, Pre-Refunded, 6.00%, 7/01/22 ............................................          3,500,000         4,088,980
   California Statewide CDA, COP,
         Catholic Healthcare West, 6.50%, 7/01/20 ...........................................         12,060,000        13,632,624
         International School of the Peninsula Project, 7.50%, 11/01/29 .....................         10,565,000        11,055,110
         Windward School, 6.90%, 9/01/23 ....................................................          2,000,000         2,064,220
(a)California Statewide CDA Lease Revenue, Special Facilities, United Airlines, Series A,
      5.70%, 10/01/33 .......................................................................          3,320,000         1,913,449
   California Statewide CDA Revenue,
         Bentley School, Refunding, 6.75%, 7/01/32 ..........................................          8,250,000         8,978,475
         Elder Care Alliance, Series A, 8.00%, 11/15/22 .....................................          3,000,000         3,196,620
         Elder Care Alliance, Series A, 8.25%, 11/15/32 .....................................          4,000,000         4,270,400
         Eskaton Village Grass Valley, 8.25%, 11/15/31 ......................................         10,000,000        11,504,400
         John F. Kennedy University, 6.75%, 10/01/33 ........................................          5,000,000         5,325,550
         Monterey Institute International, 7.75%, 7/01/31 ...................................          8,285,000         8,237,858
         Presidio Hill School, 6.875%, 8/01/32 ..............................................          6,195,000         6,675,484
         Prospect Sierra School, 6.75%, 9/01/32 .............................................          5,000,000         5,290,350
         Seven Hills School, 6.50%, 8/01/31 .................................................          5,600,000         5,790,344
         Sonoma County Day School, 6.75%, 1/01/32 ...........................................          6,000,000         6,303,660
         Thomas Jefferson School of Law Project, Pre-Refunded, 7.75%, 10/01/31 ..............          5,000,000         6,145,550
         Turning Point, 6.50%, 11/01/31 .....................................................          6,130,000         6,449,680
   Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A,
      Pre-Refunded, 6.55%, 10/01/32 .........................................................          5,300,000         6,080,796
   Capistrano USD, CFD Special Tax, No. 05-1, Rancho Madrina, 5.25%, 9/01/34 ................          1,120,000         1,135,635
   Cathedral City 1915 Act Special Assessment, Ltd. Obligation, Cove ID 04-02,
         5.00%, 9/02/30 .....................................................................          1,215,000         1,225,315
         5.05%, 9/02/35 .....................................................................          1,350,000         1,361,543
   Chino CFD Special Tax,
         No. 03-1, 5.875%, 9/01/33 ..........................................................          1,250,000         1,281,575
         No. 03-3, Improvement Area 1, 5.70%, 9/01/29 .......................................          1,215,000         1,238,936
         No. 03-3, Improvement Area 1, 5.75%, 9/01/34 .......................................          1,420,000         1,453,881
   Chula Vista Special Tax, CFD No. 2000-1, Pre-Refunded, 6.60%, 9/01/30 ....................          1,500,000         1,681,965


4 | Quarterly Statements of Investments

FRANKLIN MUNICIPAL SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Corona CFD Special Tax,
         No. 01-02, Improvement Nos. 1 and 2, 6.25%, 9/01/32 ................................   $      1,890,000   $     1,937,269
         No. 03-2, Highlands, 5.15%, 9/01/34 ................................................          2,810,000         2,827,422
   Corona-Norco USD Special Tax, CFD No. 99-1, Pre-Refunded, 7.00%, 9/01/29 .................          2,120,000         2,448,261
   Cotati South Sonoma Business Park AD Special Assessment, Improvement, 6.50%,
      9/02/33 ...............................................................................          5,805,000         5,981,530
(b)Del Mar Race Track Authority Revenue, 5.00%, 8/15/25 .....................................          3,665,000         3,822,448
   Duarte RDA Tax Allocation,
         Davis Addition Project Area, Refunding, 6.70%, 9/01/14 .............................          2,615,000         2,811,465
         Davis Addition Project Area, Refunding, 6.90%, 9/01/18 .............................          4,120,000         4,416,352
         Rancho Duarte Phase I Project Area, Pre-Refunded, 6.80%, 9/01/16 ...................            635,000           694,715
   El Dorado County Public Financing Revenue, Pre-Refunded, 6.375%, 2/15/25 .................          1,885,000         1,996,535
   El Dorado County Special Tax,
         CFD No. 1992-1, 6.125%, 9/01/16 ....................................................          4,745,000         4,974,705
         CFD No. 2005-1, 5.00%, 9/01/21 .....................................................          1,000,000         1,009,260
         CFD No. 2005-1, 5.15%, 9/01/25 .....................................................          2,075,000         2,102,805
         CFD No. 2005-1, 5.25%, 9/01/35 .....................................................          4,180,000         4,253,317
   Elk Grove Special Tax, East Franklin Community No. 1-A, Pre-Refunded, 6.00%, 8/01/33 .....          1,750,000         1,841,385
   Elsinore Valley Municipal Water District Special Tax, CFD No. 99-1, 7.00%, 9/01/29 .......          3,500,000         3,699,675
   Escondido Revenue COP, Refunding, Series A, FGIC Insured, 6.00%, 9/01/31 .................          1,785,000         2,011,284
   Fontana Special Tax, CFD No. 12, Pre-Refunded,
         6.60%, 9/01/19 .....................................................................          3,295,000         3,756,102
         6.625%, 9/01/30 ....................................................................          7,675,000         8,756,177
   Fullerton Water Revenue COP, AMBAC Insured, 5.00%,
         9/01/28 ............................................................................          2,650,000         2,823,655
         9/01/34 ............................................................................          2,795,000         2,967,368
   Garden Grove Housing Authority MFHR, Set-Aside Tax Increment, Series C, 6.70%,
      7/01/24 ...............................................................................          6,375,000         6,670,417
   Gateway Improvement Authority Revenue, Marin City CFD, Series A, Pre-Refunded, 7.75%,
      9/01/25 ...............................................................................          2,480,000         2,529,600
   Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Asset-Backed,
         Series A-2, 7.90%, 6/01/42 .........................................................            750,000           944,618
         Series A-3, 7.875%, 6/01/42 ........................................................          6,400,000         8,050,112
         Series B, Pre-Refunded, 5.625%, 6/01/38 ............................................         14,000,000        15,969,660
   Half Moon Bay COP, Sea Crest School, 6.75%, 7/01/30 ......................................          3,705,000         3,888,435
   Hercules RDA Tax Allocation, Hercules Merged Project, Pre-Refunded, 6.40%, 9/01/21 .......          5,000,000         5,149,850
   Hueneme School District GO, Election of 2004, Series A, FSA Insured, 5.00%, 8/01/29 ......          3,175,000         3,389,535
   Huntington Beach CFD Special Tax Revenue, Grand Coast Resort, 6.45%, 9/01/31 .............          5,000,000         5,283,800
   Imperial County Special Tax, CFD No. 98-1,
         6.45%, 9/01/17 .....................................................................          2,085,000         2,012,588
         6.50%, 9/01/31 .....................................................................          5,705,000         5,359,106
   Indio 1915 Act GO,
         AD No. 99-1, 7.125%, 9/02/20 .......................................................          2,240,000         2,466,666
         AD No. 2001-1, 6.50%, 9/02/26 ......................................................          4,610,000         4,929,611
   Irvine 1915 Act Special Assessment,
         AD No. 00-18, Group 5, 5.00%, 9/02/26 ..............................................          1,295,000         1,306,137
         AD No. 03-19, Group 3, 5.00%, 9/02/29 ..............................................          1,120,000         1,127,000


                                         Quarterly Statements of Investments | 5

FRANKLIN MUNICIPAL SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   John C. Fremont Hospital District Health Facilities Revenue, California Mortgage Insured,
      6.75%, 6/01/13 ........................................................................   $      1,370,000   $     1,396,304
   Jurupa Community Services District Special Tax,
         CFD No. 11, Series A, 5.00%, 9/01/25 ...............................................          1,930,000         1,951,153
         CFD No. 11, Series A, 5.05%, 9/01/30 ...............................................          2,495,000         2,522,295
         CFD No. 11, Series A, 5.10%, 9/01/35 ...............................................          2,065,000         2,087,529
         CFD No. 12, Series A, 5.10%, 9/01/29 ...............................................          2,000,000         2,009,300
         CFD No. 12, Series A, 5.15%, 9/01/35 ...............................................          2,000,000         2,009,280
   Lafayette RDA Tax Allocation, 5.75%, 8/01/32 .............................................          1,000,000         1,063,650
   Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Ltd. Obligation, Refunding,
      7.00%, 9/02/30 ........................................................................          8,710,000         9,601,207
   Lake Elsinore Special Tax,
         CFD No. 3, Improvement Area 1, 5.10%, 9/01/22 ......................................            750,000           758,723
         CFD No. 3, Improvement Area 1, 5.15%, 9/01/25 ......................................            635,000           642,360
         CFD No. 3, Improvement Area 1, 5.25%, 9/01/30 ......................................          1,195,000         1,208,778
         CFD No. 3, Improvement Area 1, 5.25%, 9/01/35 ......................................          1,225,000         1,235,841
         Improvements, CFD No. 2-A, 5.85%, 9/01/24 ..........................................          1,035,000         1,097,638
         Improvements, CFD No. 2-A, 5.95%, 9/01/34 ..........................................          2,200,000         2,332,528
   Lake Elsinore USD, CFD Special Tax, No. 2001-1, 6.30%, 9/01/33 ...........................          4,510,000         4,713,942
   Lancaster Financing Authority Tax Allocation Revenue, Redevelopment Project Nos. 5 and 6,
      Refunding,
         5.40%, 2/01/29 .....................................................................            500,000           517,025
         5.60%, 2/01/34 .....................................................................          1,250,000         1,304,363
   Lancaster RDA Tax Allocation, Residential Redevelopment Project, sub. lien, Pre-Refunded,
      6.65%, 9/01/27 ........................................................................          2,500,000         2,550,000
   Lee Lake Water District CFD No. 1 Special Tax, Sycamore Creek,
         5.25%, 9/01/28 .....................................................................          1,750,000         1,779,925
         6.50%, 9/01/24 .....................................................................          1,000,000         1,079,310
         5.30%, 9/01/35 .....................................................................          3,300,000         3,353,955
   Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.875%, 9/01/27 ..................          3,000,000         3,076,020
   Lincoln Special Tax, CFD No. 2003-1,
         5.90%, 9/01/24 .....................................................................          2,000,000         2,170,500
         5.95%, 9/01/28 .....................................................................          5,000,000         5,425,300
         6.00%, 9/01/34 .....................................................................          4,000,000         4,339,440
   Lompoc USD, GO, Election of 2002, Series B, MBIA Insured, 5.00%, 6/01/30 .................          1,000,000         1,071,590
   Los Angeles Harbor Department Revenue, Series B, 6.00%, 8/01/14 ..........................          3,500,000         3,619,770
   Los Angeles MFR, Refunding, Series J-2C, 8.50%, 1/01/24 ..................................          1,000,000           965,270
   Lynwood PFA Lease Revenue,
         6.25%, 9/01/22 .....................................................................          1,080,000         1,179,187
         6.30%, 9/01/29 .....................................................................          2,680,000         2,917,582
   Lynwood PFA Tax Allocation, Alameda Project Area, 6.30%, 9/01/24 .........................          1,000,000         1,082,510
   Lynwood PFAR, Water System Improvement Project, 6.50%, 6/01/21 ...........................          1,175,000         1,207,512
   Magnolia School District GO, Refunding, FGIC Insured, 5.00%, 8/01/31 .....................          2,555,000         2,738,372
   Menifee USD Special Tax, CFD No. 2002-2,
         6.05%, 9/01/26 .....................................................................          1,000,000         1,045,680
         6.10%, 9/01/34 .....................................................................          3,715,000         3,888,825
   Modesto PFA Lease Revenue, John Thurman Field Renovation Project, 6.125%, 11/01/16 .......          1,325,000         1,389,965
   Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30 ...........................          4,100,000         4,463,342


6 | Quarterly Statements of Investments

FRANKLIN MUNICIPAL SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Murrieta CFD Special Tax,
         Blackmore Ranch, Series 2003-2, 6.10%, 9/01/34 .....................................   $      2,000,000   $     2,125,800
         No. 04-1, Bremerton, 5.625%, 9/01/34 ...............................................            700,000           722,876
         No. 2, The Oaks Improvement Area A, 5.90%, 9/01/27 .................................          2,000,000         2,117,120
         No. 2, The Oaks Improvement Area A, 6.00%, 9/01/34 .................................          3,570,000         3,791,340
         No. 2, The Oaks Improvement Area B, 6.00%, 9/01/27 .................................          1,285,000         1,368,486
         No. 2, The Oaks Improvement Area B, 6.00%, 9/01/34 .................................          3,870,000         4,107,076
   Murrieta CFD Special Tax Revenue, No. 1 Bluestone Improvement Area, Series A, 6.20%,
      9/01/25 ...............................................................................          2,105,000         2,256,539
   Napa Valley USD, GO, Election of 2002, FGIC Insured, 5.00%,
         8/01/26 ............................................................................          1,000,000         1,081,920
         8/01/29 ............................................................................          4,100,000         4,394,954
   Norco Special Tax,
         CFD No. 97-1, 7.10%, 10/01/30 ......................................................          2,640,000         2,868,175
         CFD No. 2002-1, 6.50%, 3/01/33 .....................................................          1,500,000         1,541,625
   North Natomas CFD No. 4 Special Tax, Series B, 6.375%, 9/01/31 ...........................          4,300,000         4,515,516
   Oakland Revenue, YMCA East Bay Project, Refunding, 7.10%, 6/01/10 ........................          1,875,000         1,938,938
   Oceanside CFD Special Tax, No. 2001-1, Morro Hills Development, 5.50%, 9/01/34 ...........          3,500,000         3,542,000
   Ontario COP, Water System Improvement Project, MBIA Insured, 5.00%, 7/01/34 ..............          8,000,000         8,455,120
   Orange County 1915 Act Special Assessment, Ltd. Obligation, AD 01-1-GP1,
         5.00%, 9/02/28 .....................................................................          3,000,000         3,008,160
         5.10%, 9/02/33 .....................................................................          2,000,000         2,010,880
   Orange County Water District Revenue, COP, Series B, MBIA Insured, 5.00%, 8/15/34 ........          5,000,000         5,278,000
   Oxnard Harbor District Revenue,
         Series A, 5.75%, 8/01/20 ...........................................................          1,110,000         1,178,021
         Series B, 6.00%, 8/01/24 ...........................................................          2,000,000         2,180,300
   Palo Verde USD, COP, FSA Insured, 5.00%, 3/01/31 .........................................          3,145,000         3,325,051
   Perris CFD Special Tax,
         No. 2002-1, Series A, 6.375%, 9/01/23 ..............................................          1,475,000         1,636,350
         No. 2002-1, Series A, 6.50%, 9/01/29 ...............................................          2,045,000         2,271,054
         No. 2002-1, Series A, 6.50%, 9/01/33 ...............................................          2,120,000         2,346,946
         No. 2004-3, Improvement Area No. 2, Series A, 5.30%, 9/01/35 .......................          1,390,000         1,419,690
   Perris PFA Local Agency Revenue, Series A, 6.25%, 9/01/33 ................................          3,000,000         3,282,780
   Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32 ................          7,250,000         7,852,547
   Placentia COP, Improvement Project,
         5.45%, 7/01/25 .....................................................................          1,000,000         1,001,390
         5.60%, 7/01/30 .....................................................................            500,000           500,785
   Placentia-Yorba Linda USD, GO, 2002 Election, Series C, MBIA Insured, 5.00%, 8/01/29 .....          4,100,000         4,397,701
   Rancho Santiago Community College District GO, FSA Insured, 5.125%,
         9/01/28 ............................................................................          5,295,000         6,115,196
         9/01/29 ............................................................................          6,745,000         7,771,656
   Rancho Water District Special Tax, Community Facilities 99-1,
         Area A, Series A, Pre-Refunded, 6.70%, 9/01/30 .....................................          2,100,000         2,341,479
         Area B, Series A, Pre-Refunded, 6.70%, 9/01/30 .....................................          2,435,000         2,715,001
   Redlands USD, GO, Election of 2002, FSA Insured, 5.00%, 7/01/25 ..........................          3,900,000         4,207,983
   Richmond 1915 Act Special Assessment, Ltd. Obligation, ID No. 99-01, 7.20%, 9/02/30 ......          7,885,000         8,345,799
   Richmond Revenue, YMCA East Bay Project, Refunding, 7.25%, 6/01/17 .......................          2,290,000         2,366,463


                                         Quarterly Statements of Investments | 7

FRANKLIN MUNICIPAL SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Riverside County CFD Special Tax,
         No. 87-5, senior lien, Refunding, Series A, 7.00%, 9/01/13 .........................   $      7,335,000   $     7,856,372
         No. 89-1, Mountain Cove, Refunding, 6.50%, 9/01/25 .................................          3,390,000         3,578,179
   Riverside USD Special Tax,
         CFD No. 14, Series A, 5.40%, 9/01/26 ...............................................          1,010,000         1,027,150
         CFD No. 14, Series A, 5.45%, 9/01/35 ...............................................          2,060,000         2,096,483
         CFD No. 15, Improvement Area 1, 5.45%, 9/01/25 .....................................          2,970,000         3,022,747
         CFD No. 15, Improvement Area 1, 5.55%, 9/01/30 .....................................          2,390,000         2,433,976
         CFD No. 15, Improvement Area 1, 5.60%, 9/01/34 .....................................          2,000,000         2,036,720
         CFD No. 17, Aldea, 5.125%, 9/01/35 .................................................          1,425,000         1,435,517
         CFD No. 18, 5.00%, 9/01/25 .........................................................            505,000           504,995
         CFD No. 18, 5.00%, 9/01/34 .........................................................          1,125,000         1,118,171
   Roseville Special Tax,
         CFD No. 1, Fiddyment Ranch, 5.00%, 9/01/24 .........................................          1,010,000         1,021,070
         CFD No. 1, Fiddyment Ranch, 5.00%, 9/01/25 .........................................          1,020,000         1,028,772
         CFD No. 1, Fiddyment Ranch, 5.05%, 9/01/30 .........................................          8,745,000         8,792,660
         CFD No. 1, Fiddyment Ranch, 5.10%, 9/01/36 .........................................          6,450,000         6,468,963
         CFD No. 1, WestPark, 5.15%, 9/01/30 ................................................          5,500,000         5,609,780
         CFD No. 1, WestPark, 5.20%, 9/01/36 ................................................          4,500,000         4,623,705
         Highland, CFD No. 1, 6.30%, 9/01/25 ................................................          8,610,000         9,132,110
         Stone Point, CFD No. 1, 6.375%, 9/01/24 ............................................          1,750,000         1,919,470
         Stone Point, CFD No. 1, 6.375%, 9/01/28 ............................................          2,500,000         2,738,650
         Stoneridge, CFD No. 1, 6.20%, 9/01/21 ..............................................          1,250,000         1,342,675
         Stoneridge, CFD No. 1, 6.30%, 9/01/31 ..............................................          1,500,000         1,610,820
         Woodcreek West, CFD No. 1, Pre-Refunded, 6.70%, 9/01/25 ............................          3,000,000         3,457,560
   Sacramento County Sanitation District Financing Authority Revenue, Sacramento Regional
      County Sanitation, Series A, AMBAC Insured, 5.00%, 12/01/35 ...........................          7,000,000         7,469,910
   Sacramento County Special Tax, CFD No. 1, Refunding, 6.30%, 9/01/21 ......................          1,575,000         1,628,062
   Sacramento Special Tax, North Natomas Community Facilities 97-01, Refunding,
         5.00%, 9/01/29 .....................................................................          1,190,000         1,194,260
         5.10%, 9/01/35 .....................................................................          1,525,000         1,533,723
   San Diego Port District Revenue, MBIA Insured, 5.00%, 9/01/29 ............................          4,030,000         4,284,736
   San Diego Special Tax, CFD No. 1, Series B, Pre-Refunded, 7.10%, 9/01/20 .................          3,500,000         3,570,000
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
         Refunding, Series A, 5.50%, 1/15/28 ................................................          3,320,000         3,304,097
         senior lien, 5.00%, 1/01/33 ........................................................         12,500,000        11,609,125
   San Jose Financing Authority Lease Revenue, Civic Center Project, Refunding, Series B,
      AMBAC Insured, 5.00%, 6/01/37 .........................................................          8,000,000         8,385,920
   San Marcos PFA Special Tax Revenue,
         Series A, 6.375%, 9/01/35 ..........................................................          3,535,000         3,682,303
         Series A, 5.65%, 9/01/36 ...........................................................          5,180,000         5,242,471
         Series A, Pre-Refunded, 6.70%, 9/01/32 .............................................          3,500,000         3,570,000
         Series A, Pre-Refunded, 6.30%, 9/01/33 .............................................          1,000,000         1,053,570
         Series A, Pre-Refunded, 6.45%, 9/01/34 .............................................          3,180,000         3,444,767
         Series B, Pre-Refunded, 6.50%, 9/01/33 .............................................          6,655,000         7,024,352
   San Marcos RDA Tax Allocation, Affordable Housing Project, Series A, 5.65%, 10/01/28 .....          2,000,000         2,062,840
   San Mateo RDA Tax Allocation, Merged Area, Series A, Pre-Refunded, 5.50%, 8/01/22 ........          1,000,000         1,068,050
   Santa Rosa RDA Tax Allocation, Southwest Redevelopment Project, Series A, AMBAC Insured,
      5.00%, 8/01/25 ........................................................................          1,250,000         1,339,713


8 | Quarterly Statements of Investments

FRANKLIN MUNICIPAL SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24 .............   $      4,000,000   $     4,280,520
   Southern California Public Power Authority Transmission Project Revenue, Southern
      Transmission Project, 6.125%, 7/01/18 .................................................             50,000            50,229
   Stockton CFD Special Tax, No. 2001-1, Spanos Park West, 6.25%, 9/01/25 ...................          3,500,000         3,679,060
   Stockton Improvement Bond Revenue, 1915 Act, Ltd. Obligation, Mosher AD 02,
         6.20%, 9/02/23 .....................................................................          2,955,000         3,050,417
         6.30%, 9/02/33 .....................................................................          3,390,000         3,500,819
   Stockton RDAR, Stockton Events Center Arena Project, FGIC Insured, 5.00%, 9/01/28 ........          1,500,000         1,598,295
   Sunnyvale School District GO, Election of 2004, Series A, FSA Insured, 5.00%, 9/01/27 ....          2,745,000         2,957,436
   Torrance COP, Refunding and Public Improvement Project, Series A, AMBAC Insured, 5.00%,
      6/01/34 ...............................................................................          3,720,000         3,929,957
   Truckee-Donner PUD Special Tax, CFD No. 04-1,
         5.75%, 9/01/29 .....................................................................          2,975,000         3,008,231
         5.80%, 9/01/35 .....................................................................          4,630,000         4,684,866
   Truckee-Donner PUD Special Tax Allocation, Special Tax Bonds,
         5.20%, 9/01/25 .....................................................................          3,000,000         3,020,880
         5.25%, 9/01/30 .....................................................................          5,050,000         5,085,098
         5.30%, 9/01/35 .....................................................................          7,395,000         7,446,247
   Upland CFD Special Tax, 2003-2 San Antonio Improvement, Series 1-A,
         5.90%, 9/01/24 .....................................................................          2,380,000         2,504,712
         6.00%, 9/01/34 .....................................................................          2,000,000         2,104,800
   Vacaville USD, GO, Election of 2001, MBIA Insured, 5.00%,
         8/01/24 ............................................................................          2,510,000         2,704,977
         8/01/25 ............................................................................          1,000,000         1,075,980
         8/01/26 ............................................................................          1,000,000         1,073,450
   Vallejo COP, Marine World Foundation Project, Refunding, 7.40%, 2/01/28 ..................          9,345,000         9,880,468
   Vallejo RDA Tax Allocation, Housing Set-Aside, Series A, 7.00%, 10/01/31 .................          5,185,000         5,362,223
   Valley Sanitary District 1915 Act Special Assessment, AD No. 04, Valley Sanitary
      District, Ltd. Obligation,
         5.00%, 9/02/25 .....................................................................          1,060,000         1,070,473
         5.20%, 9/02/30 .....................................................................          1,370,000         1,391,167
   Ventura USD, GO, Refunding, FSA Insured,
         5.125%, 8/01/28 ....................................................................          1,180,000         1,300,702
         4.50%, 8/01/30 .....................................................................          4,175,000         4,203,348
   West Sacramento Special Tax,
         CFD No. 10, 6.75%, 9/01/26 .........................................................          3,235,000         3,437,608
         CFD No. 16, 5.90%, 9/01/23 .........................................................          1,000,000         1,030,770
         CFD No. 20, 5.125%, 9/01/25 ........................................................            500,000           499,685
         CFD No. 20, 5.30%, 9/01/35 .........................................................          1,740,000         1,756,112
   Western Riverside County Water and Wastewater Finance Authority Revenue, Eastern
      Municipal Water District Improvement, Series A, 5.00%,
         9/01/30 ............................................................................          1,925,000         2,017,516
         9/01/35 ............................................................................          2,000,000         2,092,820
   Woodland Special Tax, CFD No. 1,
         6.00%, 9/01/28 .....................................................................          5,000,000         5,035,150
         6.25%, 9/01/34 .....................................................................          6,750,000         6,906,060
                                                                                                                   ----------------
                                                                                                                       875,804,858
                                                                                                                   ----------------


                                         Quarterly Statements of Investments | 9

FRANKLIN MUNICIPAL SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES 0.2%
   Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
      3/15/28 ...............................................................................   $      1,835,000   $     2,023,161
                                                                                                                   ----------------
   TOTAL BONDS (COST $832,430,799) ..........................................................                          877,828,019
                                                                                                                   ----------------
   ZERO COUPON/STEP-UP BONDS 9.8%
   CALIFORNIA 9.8%
   Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, FGIC Insured,
         8/01/27 ............................................................................          7,500,000         2,740,350
         8/01/28 ............................................................................          5,000,000         1,729,250
   Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project,
      12/01/28 ..............................................................................         30,795,000         8,208,407
   El Rancho USD, GO, Capital Appreciation, Election of 2003, FGIC Insured, 8/01/29 .........          2,400,000           794,304
   Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
         1/15/26 ............................................................................         38,720,000        11,916,467
         1/15/30 ............................................................................          4,000,000           962,360
         1/15/31 ............................................................................         85,780,000        19,384,565
   Moreland School District GO, Election of 2002, Series D, FGIC Insured,
         8/01/30 ............................................................................          3,400,000           896,852
         8/01/31 ............................................................................          2,000,000           496,980
         8/01/32 ............................................................................          4,405,000         1,031,871
         8/01/34 ............................................................................          4,405,000           920,821
         8/01/37 ............................................................................          5,700,000         1,005,765
   San Diego RDA Tax Allocation, Capital Appreciation, Series B,
         9/01/10 ............................................................................          3,460,000         2,816,475
         9/01/15 ............................................................................          6,810,000         4,278,042
         9/01/16 ............................................................................          1,500,000           884,130
         9/01/19 ............................................................................          1,800,000           869,274
         9/01/20 ............................................................................          1,800,000           807,660
         9/01/21 ............................................................................          1,800,000           752,022
         9/01/22 ............................................................................          1,900,000           734,882
         9/01/23 ............................................................................          1,900,000           685,596
         9/01/24 ............................................................................          1,900,000           639,540
         9/01/25 ............................................................................          1,900,000           596,353
         9/01/26 ............................................................................          1,900,000           557,346
         9/01/27 ............................................................................          1,900,000           522,709
         9/01/28 ............................................................................          1,900,000           490,219
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
         Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.60% thereafter,
            1/15/16 .........................................................................          4,500,000         4,213,170
         Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.70% thereafter,
            1/15/19 .........................................................................          3,000,000         2,815,650
         Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.75% thereafter,
            1/15/21 .........................................................................         24,750,000        23,182,830
         junior lien, ETM, 1/01/28 ..........................................................         19,150,000         7,296,916
                                                                                                                   ----------------
   TOTAL ZERO COUPON/STEP-UP BONDS (COST $85,153,235) .......................................                          102,230,806
                                                                                                                   ----------------
   TOTAL LONG TERM INVESTMENTS (COST $917,584,034) ..........................................                          980,058,825
                                                                                                                   ----------------


10 | Quarterly Statements of Investments

FRANKLIN MUNICIPAL SECURITIES TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 4.6%
   BONDS 4.6%
   CALIFORNIA 4.6%
(c)California State Department of Water Resources Power Supply Revenue,
         Series B-3, Daily VRDN and Put, 2.20%, 5/01/22 .....................................   $        800,000   $        800,000
         Series B-5, Daily VRDN and Put, 2.26%, 5/01/22 .....................................          3,400,000          3,400,000
         Series B-6, Daily VRDN and Put, 2.20%, 5/01/22 .....................................          1,525,000          1,525,000
         Series C-7, FSA Insured, Weekly VRDN and Put, 2.42%, 5/01/22 .......................          2,700,000          2,700,000
(c)California State Economic Recovery Revenue,
         Series C-2, Weekly VRDN and Put, 2.26%, 7/01/23 ....................................          2,400,000          2,400,000
         Series C-6, Weekly VRDN and Put, 2.20%, 7/01/23 ....................................          1,400,000          1,400,000
         Series C-8, Daily VRDN and Put, 2.20%, 7/01/23 .....................................          3,650,000          3,650,000
(c)California State GO,
         Kindergarten University, Series B-3, Daily VRDN and Put, 2.20%, 5/01/34 ............          1,300,000          1,300,000
         Series A-3, Daily VRDN and Put, 2.26%, 5/01/33 .....................................          2,900,000          2,900,000
(c)Daly City HFA, MFR, Refunding, Weekly VRDN and Put, 2.38%, 10/15/29 ......................          1,700,000          1,700,000
(c)Infrastructure and Economic Development Bank Insured Revenue, Rand Corp., Series B,
      AMBAC Insured, Daily VRDN and Put, 2.20%, 4/01/42 .....................................          1,400,000          1,400,000
(c)Irvine 1915 Act Special Assessment,
         AD No. 00-18, Series A, Daily VRDN and Put, 2.20%, 9/02/26 .........................            400,000            400,000
         AD No. 94-13, Daily VRDN and Put, 2.20%, 9/02/22 ...................................          2,100,000          2,100,000
         AD No. 97-13, Daily VRDN and Put, 2.20%, 9/02/23 ...................................          1,000,000          1,000,000
(c)Irvine Ranch Water District Revenue,
         Consolidated, Daily VRDN and Put, 2.20%, 8/01/16 ...................................            200,000            200,000
         Nos. 140 240 105 and 250, Daily VRDN and Put, 2.20%, 4/01/33 .......................          1,000,000          1,000,000
(c)Irvine USD Special Tax, CFD No. 01-1, Daily VRDN and Put, 2.20%, 9/01/38 .................          4,000,000          4,000,000
(c)Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2, Daily
      VRDN and Put, 2.20%, 7/01/35 ..........................................................          1,500,000          1,500,000
(c)Metropolitan Water District Southern California Waterworks Revenue,
         Refunding, Series B-3, Daily VRDN and Put, 1.70%, 7/01/35 ..........................          1,000,000          1,000,000
         Series C-2, Daily VRDN and Put, 2.20%, 7/01/36 .....................................          1,150,000          1,150,000
(c)Newport Beach Revenue, Hoag Memorial Presbyterian Hospital,
         Series A, Weekly VRDN and Put, 2.24%, 10/01/26 .....................................          1,600,000          1,600,000
         Series B, Weekly VRDN and Put, 2.24%, 10/01/26 .....................................          1,300,000          1,300,000
         Series C, Daily VRDN and Put, 2.24%, 10/01/26 ......................................          6,500,000          6,500,000
(c)Orange County Sanitation Districts COP, Refunding,
         Series A, Daily VRDN and Put, 2.20%, 8/01/29 .......................................            600,000            600,000
         Series B, Daily VRDN and Put, 2.20%, 8/01/30 .......................................          2,400,000          2,400,000
                                                                                                                   -----------------
   TOTAL SHORT TERM INVESTMENTS (COST $47,925,000) ..........................................                            47,925,000
                                                                                                                   -----------------
   TOTAL INVESTMENTS (COST $965,509,034) 98.5% ..............................................                         1,027,983,825
   OTHER ASSETS, LESS LIABILITIES 1.5% ......................................................                            15,660,689
                                                                                                                   -----------------
   NET ASSETS 100.0% ........................................................................                      $  1,043,644,514
                                                                                                                   =================


See Selected Portfolio Abbreviations on page 15.

(a)   Defaulted security.

(b)   Security purchased on a when-issued or delayed delivery basis.

(c) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                       PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 97.2%
   BONDS 97.2%
   TENNESSEE 92.5%
   Bristol Electric Revenue, System, AMBAC Insured, 5.00%, 9/01/29 ..........................   $      1,075,000   $     1,151,798
   Chattanooga GO, 5.00%, 3/01/22 ...........................................................          2,215,000         2,340,524
   Clarksville Water Sewer and Gas Revenue, Refunding and Improvement, FSA Insured, 5.00%,
      2/01/22 ...............................................................................          2,000,000         2,113,160
   Cleveland Public Improvement GO, FGIC Insured, Pre-Refunded, 5.25%, 6/01/24 ..............          3,000,000         3,233,430
   Fayetteville and Lincoln IDBR, Hospital Facility Lease, AMBAC Insured,
         5.30%, 5/01/28 .....................................................................          1,830,000         1,909,367
         Pre-Refunded, 5.30%, 5/01/28 .......................................................          1,170,000         1,239,919
   Franklin GO, Sewer and Water, Series B, Pre-Refunded, 5.00%, 4/01/19 .....................          1,000,000         1,105,270
   Franklin IDB, MFHR, Landings Apartment Project, Refunding, Series A, FSA Insured, 6.00%,
      10/01/26 ..............................................................................          1,000,000         1,033,560
   Franklin Special School District GO, 5.00%, 6/01/22 ......................................          1,455,000         1,570,454
   Greene County GO, Refunding, Series B, MBIA Insured, 5.00%, 6/01/24 ......................          1,000,000         1,086,530
   Hallsdale Powell-Utility District Knox County Water and Sewer Revenue, Refunding and
      Improvement, Series A, FGIC Insured, 5.00%, 4/01/27 ...................................          2,500,000         2,653,425
   Harpeth Valley Utilities District Davidson and Williamson Counties Revenue, Utilities
      Improvement, MBIA Insured, 5.00%,
         9/01/29 ............................................................................          1,000,000         1,064,750
         9/01/34 ............................................................................          2,310,000         2,447,122
   Hollow Rock-Bruceton Special School District GO, FSA Insured, Pre-Refunded, 5.75%,
      4/01/24 ...............................................................................            500,000           518,425
   Humphreys County IDB Solid Waste Disposal Revenue, I.E. du Pont de Nemours and Co.
      Project, 6.70%, 5/01/24 ...............................................................            800,000           813,168
   Jackson Natural Gas Revenue, AMBAC Insured, 5.00%, 4/15/18 ...............................          2,000,000         2,056,880
   Johnson City GO, Solid Waste, AMBAC Insured, 5.80%, 5/01/09 ..............................            100,000           101,510
   Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage,
         Mountain States Health, Refunding, Series A, MBIA Insured, 6.00%, 7/01/21 ..........          2,970,000         3,303,442
         Series 2000 A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 .........................          3,000,000         3,172,290
   Johnson City Health and Educational Facilities Board Revenue, Pine Oaks Assisted Project,
      Series A, GNMA Secured, 5.90%, 6/20/37 ................................................          1,390,000         1,490,038
   Johnson County Public Improvement GO, Series B, AMBAC Insured, Pre-Refunded, 6.70%,
      5/01/20 ...............................................................................            100,000           102,573
   Knox County First Utility District Water and Sewer Revenue, Refunding and Improvement,
      Series A, MBIA Insured, 5.625%, 12/01/19 ..............................................          1,000,000         1,062,080
   Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
      Fort Sanders Alliance, Refunding, MBIA Insured, 5.75%, 1/01/14 ........................          1,250,000         1,437,787
   Knox County IDB, MFR, Waterford Apartments, Refunding, Series A, FHA Insured, 5.95%,
      3/01/28 ...............................................................................            250,000           256,477
   Knoxville Electric Revenue, System, Series U, Pre-Refunded, 5.125%, 7/01/21 ..............          2,340,000         2,541,778
   Knoxville Water Revenue, System Improvement, Series R, FSA Insured, 5.00%, 3/01/30 .......          2,370,000         2,526,633
   Lawrenceburg Electric Revenue, MBIA Insured, Pre-Refunded, 5.50%, 7/01/26 ................          1,000,000         1,086,530
   Lawrenceburg PBA, GO, Electric Systems, Public Works, AMBAC Insured, 5.00%, 7/01/22 ......          2,500,000         2,791,125
   Lenoir City Electric System Revenue, Refunding and Improvement, FSA Insured, 5.00%,
      6/01/21 ...............................................................................          2,000,000         2,122,540
   McKenzie High School District GO, FSA Insured, Pre-Refunded, 5.75%, 4/01/22 ..............            500,000           518,425
   Memphis GO, Pre-Refunded, 5.00%, 4/01/17 .................................................          2,000,000         2,117,200


12 | Quarterly Statements of Investments

FRANKLIN MUNICIPAL SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                       PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   TENNESSEE (CONT.)
   Memphis-Shelby County Airport Authority Airport Revenue, Series D, AMBAC Insured, 6.00%,
      3/01/24 ...............................................................................   $      4,780,000   $     5,229,655
   Memphis-Shelby County Sports Authority Revenue, Memphis Arena Project, Series A,
      AMBAC Insured, 5.25%, 11/01/23 ........................................................          7,145,000         7,792,837
   Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A,
         5.20%, 5/15/23 .....................................................................            800,000           850,032
         AMBAC Insured, 5.00%, 5/15/25 ......................................................          5,000,000         5,352,400
   Metropolitan Government of Nashville and Davidson County GO,
         Public Improvements, 5.875%, 5/15/26 ...............................................          1,000,000         1,029,070
         Refunding, 5.125%, 5/15/25 .........................................................          2,600,000         2,701,530
   Metropolitan Government of Nashville and Davidson County Health and Educational
      Facilities Board Revenue,
         Ascension Health Credit, Series A, AMBAC Insured, Pre-Refunded, 5.875%, 11/15/28 ...          2,500,000         2,779,025
         Mortgage, Dandridge Towers Section 8, Series A, ETM, 6.375%, 1/01/11 ...............            500,000           515,370
   Metropolitan Government of Nashville and Davidson County Sports Authority Revenue,
      Stadium Public Improvement Project, AMBAC Insured, Pre-Refunded, 5.875%, 7/01/21 ......          1,775,000         1,836,628
   Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
      Refunding, 5.50%, 1/01/16 .............................................................            620,000           622,654
   Montgomery County Health Educational and Housing Facility Board Hospital Revenue,
      Clarksville Regional Health System, Refunding and Improvement, 5.375%,
         1/01/18 ............................................................................            175,000           178,052
         1/01/28 ............................................................................          4,270,000         4,329,524
   Oak Ridge Utility District Gas System Revenue, AMBAC Insured, 5.50%, 4/01/25 .............            750,000           807,893
   Rutherford County Consolidated Utility District Waterworks Revenue, Refunding, MBIA
      Insured, 5.00%, 2/01/27 ...............................................................          1,000,000         1,079,960
   Shelby County GO, Public Improvement and School, Refunding, Series B, 5.00%, 6/01/24 .....          2,000,000         2,096,960
   Shelby County Health Educational and Housing Facilities Board Revenue, Ave Maria Assisted
      Living Project, Series A, 5.50%, 12/01/31 .............................................          2,010,000         2,119,525
   South Blount County Utility District Waterworks Revenue, FGIC Insured, 4.50%, 12/01/22 ...          1,750,000         1,804,408
   South Fulton IDBR, Tyson Foods Inc. Project, 6.40%, 10/01/20 .............................            300,000           306,357
   Sullivan County IDBR, Brandymill, Refunding, Series I-A, 6.35%, 7/20/27 ..................            350,000           361,249
   Tennessee HDA Revenue,
         Homeownership Program, 5.375%, 7/01/23 .............................................            475,000           487,621
         Homeownership Program, Issue 4A, 6.375%, 7/01/22 ...................................            155,000           159,464
         Homeownership, Series 3C, 6.00%, 1/01/20 ...........................................            460,000           477,650
   Tennessee State School Board Authority Revenue, Higher Education Facilities, Second
      Program, Refunding, Series A, MBIA Insured, 5.00%, 5/01/30 ............................          4,870,000         5,196,241
   West Carroll Special School GO, MBIA Insured, Pre-Refunded, 5.375%, 6/01/29 ..............          1,055,000         1,141,721
   West Wilson Utility District Waterworks Revenue,
         AMBAC Insured, Pre-Refunded, 5.25%, 6/01/23 ........................................          3,780,000         4,170,436
         Improvement, MBIA Insured, 5.00%, 6/01/26 ..........................................          1,805,000         1,934,130
         MBIA Insured, 4.75%, 6/01/23 .......................................................          1,805,000         1,907,217
         Refunding, AMBAC Insured, 5.25%, 6/01/23 ...........................................            720,000           780,646
   White House Utility District Robertson and Sumner Counties Water and Sewer Revenue,
         FSA Insured, Pre-Refunded, 6.00%, 1/01/26 ..........................................          1,000,000         1,114,630
         Refunding, FSA Insured, 5.125%, 1/01/26 ............................................          2,500,000         2,640,775
   White House Utility District Robertson and Sumner Counties Waterworks System Revenue,
      Refunding, Series B, FGIC Insured, 5.375%, 1/01/19 ....................................          1,000,000         1,028,490


                                        Quarterly Statements of Investments | 13

FRANKLIN MUNICIPAL SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                       PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   TENNESSEE (CONT.)
   Williamson County GO, Public Improvement,
         Pre-Refunded, 5.375%, 3/01/19 ......................................................   $      1,480,000   $     1,614,162
         Pre-Refunded, 5.00%, 4/01/20 .......................................................          2,000,000         2,190,640
         Refunding, 5.00%, 3/01/20 ..........................................................          2,000,000         2,201,820
   Wilson County COP, FSA Insured, 5.25%, 3/30/18 ...........................................          1,000,000         1,066,490
                                                                                                                   ----------------
                                                                                                                       120,873,472
                                                                                                                   ----------------
   U.S. TERRITORIES 4.7%
   Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured, Pre-Refunded,
      5.00%, 7/01/32 ........................................................................          1,500,000         1,654,515
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
      Pre-Refunded, 6.00%, 7/01/22 ..........................................................            500,000           520,515
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
      Financing Authority Hospital Revenue, Hospital Auxilio Mutuo Obligation, Series A,
      MBIA Insured, 6.25%, 7/01/24 ..........................................................            200,000           204,422
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities, Series D,
         5.375%, 7/01/33 ....................................................................            655,000           704,609
         Pre-Refunded, 5.375%, 7/01/33 ......................................................          1,845,000         2,059,094
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 ..          1,000,000         1,060,680
                                                                                                                   ----------------
                                                                                                                         6,203,835
                                                                                                                   ----------------
   TOTAL LONG TERM INVESTMENTS (COST $118,585,685) ..........................................                          127,077,307
                                                                                                                   ----------------
   SHORT TERM INVESTMENTS 1.7%
   BONDS 1.7%
   TENNESSEE 1.7%
(a)Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN
      and Put, 2.33%,
         7/01/31 ............................................................................          1,000,000         1,000,000
         1/01/33 ............................................................................            390,000           390,000
         7/01/34 ............................................................................            500,000           500,000
(a)Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily VRDN
      and Put, 2.33%,
         4/01/32 ............................................................................            100,000           100,000
         7/01/34 ............................................................................            200,000           200,000
                                                                                                                   ----------------
   TOTAL SHORT TERM INVESTMENTS (COST $2,190,000) ...........................................                            2,190,000
                                                                                                                   ----------------
   TOTAL INVESTMENTS (COST $120,775,685) 98.9% ..............................................                          129,267,307
   OTHER ASSETS, LESS LIABILITIES 1.1% ......................................................                            1,440,730
                                                                                                                   ----------------
   NET ASSETS 100.0% ........................................................................                      $   130,708,037
                                                                                                                   ================

See Selected Portfolio Abbreviations on page 15.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


14 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN MUNICIPAL SECURITIES TRUST

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT  -  Improvement Bond Act of 1915

ABAG      -  The Association of Bay Area Governments

AD        -  Assessment District

AMBAC     -  American Municipal Bond Assurance Corp.

CDA       -  Community Development Authority/Agency

CFD       -  Community Facilities District

CIFP      -  Capital Improvement Financing Program

COP       -  Certificate of Participation

ETM       -  Escrow to Maturity

FGIC      -  Financial Guaranty Insurance Co.

FHA       -  Federal Housing Authority/Agency

FSA       -  Financial Security Assurance Inc.

GNMA      -  Government National Mortgage Association

GO        -  General Obligation

HDA       -  Housing Development Authority/Agency

HFA       -  Housing Finance Authority/Agency

ID        -  Improvement District

IDB       -  Industrial Development Bond/Board

IDBR      -  Industrial Development Bond Insurance Revenue

MBIA      -  Municipal Bond Investors Assurance Corp.

MFHR      -  Multi-Family Housing Revenue

MFR       -  Multi-Family Revenue

PBA       -  Public Building Authority

PCFA      -  Pollution Control Financing Authority

PCR       -  Pollution Control Revenue

PFA       -  Public Financing Authority

PFAR      -  Public Financing Authority Revenue

PUD       -  Public Utility District

RDA       -  Redevelopment Agency/Authority

RDAR      -  Redevelopment Agency Revenue

USD       -  Unified/Union School District


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 15

FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Municipal Securities Trust is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two series (the Funds).

1. INCOME TAXES

At August 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                    FRANKLIN         FRANKLIN
                                                   CALIFORNIA       TENNESSEE
                                                   HIGH YIELD       MUNICIPAL
                                                 MUNICIPAL FUND     BOND FUND
                                                 -------------------------------
Cost of investments ..........................   $  964,167,147   $ 120,751,824
                                                 ===============================
Unrealized appreciation ......................   $   65,230,054   $   8,515,483
Unrealized depreciation ......................       (1,413,376)             --
                                                 -------------------------------
Net unrealized appreciation (depreciation) ...   $   63,816,678   $   8,515,483
                                                 ===============================

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


16 | Quarterly Statements of Investments

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUNICIPAL SECURITIES TRUST

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    October 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    October 21, 2005


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    October 21, 2005














                                  Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN MUNICIPAL SECURITIES TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

October 21, 2005

/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration










I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN MUNICIPAL SECURITIES TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

October 21, 2005

/s/GALEN G. VETTER
Chief Financial Officer